Partnership Distributions	12 Months Ended
Dec. 31, 2021
Partnership Distributions [Abstract]
Partnership Distributions	Partnership Distributions
For the years ended December 31, 2021, 2020, and 2019, the Partnership made no distributions.
For the years ended December 31, 2021, 2020, and 2019, there were no purchases of the Partnership by the Real Property Account.